Expense Example - Cohen & Steers Institutional Realty Shares - Cohen & Steers Institutional Realty Shares	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 7,659
Expense Example, with Redemption, 3 Years	23,969
Expense Example, with Redemption, 5 Years	41,693
Expense Example, with Redemption, 10 Years	$ 93,032